Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
7.
Income Taxes

Corporate Income Tax

The major components of consolidated net deferred income tax assets (liabilities) recognized in our consolidated statements of financial position as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Net deferred income tax assets	11,582	14,643
Net deferred income tax liabilities	(75)	(60)
Net balances at the end of the year	11,507	14,583

The components of our consolidated net deferred income tax assets (liabilities) as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Net deferred income tax assets:
Accumulated provision for expected credit losses	3,990	3,618
Lease liability over ROU assets under IFRS 16(1)	3,185	3,240
Unearned revenues	2,781	3,914
Depreciation due to shortened estimated useful life of assets	2,550	2,480
Pension and other employee benefits	1,680	2,607
Unrealized foreign exchange losses	1,605	1,404
Unamortized past service pension costs	1,439	1,908
Accumulated write-down of inventories to net realizable values	284	371
NOLCO	13	266
Excess MCIT over RCIT	13	13
Taxes and duties capitalized	(176)	(167)
Derivative financial instruments	265	(203)
Customer list and trademark	(456)	(361)
Capitalized charges and others	(5,591)	(4,447)
Total deferred income tax assets – net	11,582	14,643
Net deferred income tax liabilities:
Investment property	388	389
Unrealized foreign exchange gains	7	22
Accumulated provision for expected credit losses	(194)	(173)
Others	(126)	(178)
Total deferred income tax liabilities - net	75	60

(1) As at December 31, 2025 and 2024, the deferred tax asset on lease liability amounted to Php15,731 million and Php13,234 million, respectively while the deferred tax liability on right of use asset amounted to Php12,546 million and Php9,994 million, respectively.

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Net balances at beginning of the year	14,583	18,007
Movement charged directly to other comprehensive income (loss)	663	60
Provision for deferred income tax	(3,710)	(3,401)
Others	(29)	(83)
Net balances at end of the year	11,507	14,583

The analysis of our consolidated net deferred income tax assets as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	8,090	11,449
Deferred income tax assets to be recovered within 12 months	3,492	3,194
Net deferred income tax assets	11,582	14,643

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	123	106
Deferred income tax liabilities to be settled within 12 months	(48)	(46)
Net deferred income tax liabilities	75	60

Provision for income tax for the years ended December 31, 2025, 2024 and 2023 consists of:

	2025	2024	2023
	(in million pesos)
Current	5,111	6,200	7,964
Deferred (Note 3)	3,710	3,401	1,206
	8,821	9,601	9,170

The impact of the application of MCIT amounting to Php9 million, Php53 thousand and Php103 million for the years ended December 31, 2025, 2024 and 2023, respectively, were considered in the provisions for current and deferred income taxes.

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in million pesos)
Provision for income tax at the applicable statutory tax rate	9,422	10,136	8,667
Tax effects of:
Nondeductible expenses	220	12	326
Equity share in net losses of associates and joint ventures	104	207	701
NOLCO/MCIT expiration	63	1	25
Loss (income) not subject to income tax	(76)	57	(97)
Income subject to final tax	(135)	(172)	(251)
Net movement in unrecognized deferred income tax assets and other adjustments	(178)	(127)	338
Special deductible items and income subject to lower tax rate	(243)	(210)	(163)
Difference between Optional Standard Deduction (OSD) and itemized deductions	(356)	(303)	(376)
Actual provision for income tax	8,821	9,601	9,170

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Accumulated provision for expected credit losses	2,001	1,266
NOLCO	718	1,208
Provisions	621	25
Customer list and trademark	365	428
Derivative financial instruments	56	35
Lease liability over ROU assets under IFRS 16	21	3
Accumulated write-down of inventories to net realizable values	15	15
Unearned revenues	10	9
Excess MCIT over RCIT	6	2
Depreciation due to shortened estimated useful life of assets	—	169
Pension and other employee benefits	(15)	(5)
Unrealized foreign exchange (gains) losses	(79)	50
	3,719	3,205
Unrecognized deferred income tax assets	934	803

In 2024, DMPI, IP Converge and Vitro availed the OSD method in computing their taxable income. This assessment is based on projected taxable profits at a level where it is favorable to use OSD method. These companies are also expected to avail of the OSD method in the foreseeable future. Thus, certain deferred income tax assets of DMPI, IP Converge and Vitro amounting to Php82 million and Php237 million as at December 31, 2025 and 2024, respectively, were not recognized.

Our consolidated deferred income tax assets have been recorded to the extent that such consolidated deferred income tax assets are expected to be utilized against sufficient future taxable profit. Deferred income tax assets shown in the preceding table were not recognized as we believe that future taxable profit will not be sufficient to realize these deductible temporary differences and carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO in the future.

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2025 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2021(1)	December 31, 2026	—	41
December 30, 2023	December 31, 2026	1	628
December 31, 2024	December 31, 2027	13	54
December 31, 2025	December 31, 2028	18	102
		32	825
Consolidated tax benefits		32	206
Consolidated unrecognized deferred income tax assets		(6)	(183)
Consolidated recognized deferred income tax assets		26	23

(1) Under R.A. 11494.

The excess MCIT totaling Php32 million as at December 31, 2025 can be deducted against future RCIT liability. The excess MCIT that was deducted against RCIT amounted to Php9 million, nil and Php103 million for the years ended
December 31, 2025, 2024 and 2023, respectively.

NOLCO totaling Php825 million as at December 31, 2025 can be claimed as deduction against future taxable income. The NOLCO claimed as deduction against taxable income amounted to Php1,344 million, Php459 million and Php129 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Republic Act No. 11494 Bayanihan to Recover as One Act, or Bayanihan II

Republic Act No. 11494, otherwise known as the Bayanihan to Recover as One Act, or Bayanihan II, was signed by former President Rodrigo Duterte on September 11, 2020. It contains the government’s second wave of relief measures to address the health and economic crises that stemmed from the COVID-19 outbreak.

As part of mitigating the costs and losses stemming from the disruption of economic activities, Bayanihan II extended the carry-over of the NOLCO incurred in 2021 as deductions from gross income for the next five consecutive taxable years immediately following the year of the loss. Hence, NOLCO incurred in 2021 amounting to Php41 million, which ordinarily can be carried over until December 31, 2025, has been extended until December 31, 2026.

Registration with Clark Special Economic Zone

ClarkTel’s franchise expired on July 1, 2024. Prior to the expiration, ClarkTel’s Board of Directors applied for a national franchise. The franchise application has been filed and for evaluation of Congress as of report date. Considering the timeline for the national franchise grant, ClarkTel also applied for VAS license with the NTC to ensure continued services to subscribers. The license was approved on November 20, 2024 with a validity period of up to November 19, 2029.

ClarkTel is registered with Clark Special Economic Zone, or Economic Zones, under Republic Act No. 7227 otherwise known as the Bases Conversion and Development Act of 1992. As a registrant, ClarkTel is entitled to all the rights, privileges and benefits established thereunder including tax and duty-free importation of capital equipment and a special income tax rate of 5% of gross income, as defined in Republic Act No. 7227. These incentives are in effect until
May 11, 2027 by virtue of a License to Operate issued by Clark Development Corporation.

Our consolidated income derived from non-registered activities within the Economic Zones is subject to the RCIT rate at the end of the reporting period.

BEPS 2.0 Pillar Two Impact Assessment

The Organization for Economic Co-operation and Development (OECD) has issued the Global Anti-Base Erosion (GLoBE) Model Rules (Pillar Two), which establish a 15% minimum effective tax rate on a jurisdictional basis. The rules apply to Multinational Enterprise (MNE) Groups with consolidated annual revenues of at least Euro 750 million in at least two (2) of the four (4) fiscal years immediately preceding the tested fiscal year. The Group is within the scope of the Pillar Two Model Rules. For the period ended December 31, 2025, the Group has applied the IASB amendment to IAS 12, Income Taxes, which provides a mandatory temporary exception from recognizing or disclosing deferred taxes related to Pillar Two.

The Pillar Two legislation has been enacted by some of the jurisdictions in which the Group operates effective for financial year beginning on or after January 1, 2025. The Group has performed assessment of its potential exposure based on the 2025 financial information for the constituent entities in the Group. There are a limited number of jurisdictions where the Pillar Two effective tax rate is close to 15%. The Group does not expect a material exposure to Pillar Two income taxes in those jurisdictions.

The Group continues to follow Pillar Two legislative developments, as further countries enact the Pillar Two model rules, to evaluate the potential future impact on its consolidated results of operations, financial position and cash flows.